Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net [Abstract]
Depreciation expense	$ 44,682	$ 13,508	$ 39,573